Payables and accruals (Tables)	6 Months Ended
Jun. 30, 2022
Payables and accruals
Schedule of payables and accruals

	June 30, 2022	December 31, 2021
Trade payables	1,819,031	1,787,287
Social security and other taxes	149,742	203,288
Accrued expenses	2,084,597	1,856,570
Total payables and accruals	4,053,370	3,847,145